Loans - Loans held-in-portfolio in past due status, non-performing status and accruing loans past-due 90 days or more by loan class (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment, Past Due
Past Due	$ 2,269,553	$ 1,803,602
Current	27,115,643	25,603,271
Loans held-in-portfolio	29,385,196	27,406,873
Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	361,661	454,281
Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	142,054	208,221
Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	1,765,838	1,141,100
Non-accrual loans	737,774	527,841
Accruing loans past-due 90 days or more	1,028,064	460,133
Construction
Financing Receivable, Recorded Investment, Past Due
Past Due	50,369	1,700
Current	868,396	829,392
Loans held-in-portfolio	918,765	831,092
Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	21,312	1,555
Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
Construction | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	29,057	145
Non-accrual loans	29,057	145
Accruing loans past-due 90 days or more	0	0
Mortgages
Financing Receivable, Recorded Investment, Past Due
Past Due	1,775,902	1,299,443
Current	6,114,778	5,884,089
Loans held-in-portfolio	7,890,680	7,183,532
Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	229,024	300,480
Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	103,190	150,221
Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	1,443,688	848,742
Non-accrual loans	429,207	294,799
Accruing loans past-due 90 days or more	1,014,481	439,662
Legacy
Financing Receivable, Recorded Investment, Past Due
Past Due	1,523	2,056
Current	13,950	20,049
Loans held-in-portfolio	15,473	22,105
Legacy | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	5	49
Legacy | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	7	8
Legacy | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	1,511	1,999
Non-accrual loans	1,511	1,999
Accruing loans past-due 90 days or more	0	0
Commercial
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio		12,312,751
Commercial | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due
Past Due	8,468	6,688
Current	1,887,523	1,788,471
Loans held-in-portfolio	1,895,991	1,795,159
Commercial | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	6,069	2,950
Commercial | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	129
Commercial | Commercial multi-family | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	2,399	3,609
Non-accrual loans	2,399	3,570
Accruing loans past-due 90 days or more	0	0
Commercial | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due
Past Due	88,062	60,675
Current	3,913,081	3,917,839
Loans held-in-portfolio	4,001,143	3,978,514
Commercial | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	3,113	11,486
Commercial | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	7,143	5,244
Commercial | CRE non-owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	77,806	43,945
Non-accrual loans	77,806	40,249
Accruing loans past-due 90 days or more	0	0
Commercial | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due
Past Due	102,664	96,220
Current	1,840,611	1,829,244
Loans held-in-portfolio	1,943,275	1,925,464
Commercial | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	8,461	7,454
Commercial | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,868	3,978
Commercial | CRE owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	92,335	84,788
Non-accrual loans	92,335	69,527
Accruing loans past-due 90 days or more	0	0
Commercial | Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due
Past Due	48,767	68,109
Current	5,717,104	4,545,505
Loans held-in-portfolio	5,765,871	4,613,614
Commercial | Commercial and Industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	11,335	9,234
Commercial | Commercial and Industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	840	1,774
Commercial | Commercial and Industrial | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	36,592	57,101
Non-accrual loans	36,029	37,414
Accruing loans past-due 90 days or more	563	544
Leasing
Financing Receivable, Recorded Investment, Past Due
Past Due	14,009	18,724
Current	1,183,652	1,040,783
Loans held-in-portfolio	1,197,661	1,059,507
Leasing | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	9,141	12,014
Leasing | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,427	3,053
Leasing | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	3,441	3,657
Non-accrual loans	3,441	3,657
Accruing loans past-due 90 days or more	0	0
Consumer
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio		5,997,886
Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due
Past Due	23,970	38,747
Current	895,996	1,085,089
Loans held-in-portfolio	919,966	1,123,836
Consumer | Credit cards | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	6,550	11,358
Consumer | Credit cards | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	4,619	7,928
Consumer | Credit cards | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	12,801	19,461
Non-accrual loans	0	0
Accruing loans past-due 90 days or more	12,801	19,461
Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due
Past Due	8,301	10,710
Current	90,449	111,671
Loans held-in-portfolio	98,750	122,381
Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	420	404
Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	342	352
Consumer | Home equity lines of credit | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	7,539	9,954
Non-accrual loans	7,491	9,954
Accruing loans past-due 90 days or more	48	0
Consumer | Personal loans
Financing Receivable, Recorded Investment, Past Due
Past Due	50,041	49,063
Current	1,426,944	1,643,527
Loans held-in-portfolio	1,476,985	1,692,590
Consumer | Personal loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	12,741	15,767
Consumer | Personal loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	9,439	10,934
Consumer | Personal loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	27,861	22,362
Non-accrual loans	27,861	21,595
Accruing loans past-due 90 days or more	0	61
Consumer | Auto Loan
Financing Receivable, Recorded Investment, Past Due
Past Due	81,618	135,499
Current	3,050,610	2,782,023
Loans held-in-portfolio	3,132,228	2,917,522
Consumer | Auto Loan | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	53,186	81,169
Consumer | Auto Loan | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	12,696	23,182
Consumer | Auto Loan | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	15,736	31,148
Non-accrual loans	15,736	31,148
Accruing loans past-due 90 days or more	0	0
Consumer | Other
Financing Receivable, Recorded Investment, Past Due
Past Due	15,859	15,968
Current	112,549	125,589
Loans held-in-portfolio	128,408	141,557
Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	304	361
Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	483	1,418
Consumer | Other | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	15,072	14,189
Non-accrual loans	14,901	13,784
Accruing loans past-due 90 days or more	171	405
Puerto Rico
Financing Receivable, Recorded Investment, Past Due
Past Due	2,146,682	1,728,407
Current	19,426,598	18,451,825
Loans held-in-portfolio	21,573,280	20,180,232
Puerto Rico | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	297,700	432,805
Puerto Rico | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	120,544	202,212
Puerto Rico | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	1,728,438	1,093,390
Non-accrual loans	700,377	499,200
Accruing loans past-due 90 days or more	1,028,061	460,133
Puerto Rico | Construction
Financing Receivable, Recorded Investment, Past Due
Past Due	21,497	1,674
Current	135,609	135,796
Loans held-in-portfolio	157,106	137,470
Puerto Rico | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	1,555
Puerto Rico | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
Puerto Rico | Construction | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	21,497	119
Non-accrual loans	21,497	119
Accruing loans past-due 90 days or more	0	0
Puerto Rico | Mortgages
Financing Receivable, Recorded Investment, Past Due
Past Due	1,712,152	1,268,854
Current	5,057,991	4,897,894
Loans held-in-portfolio	6,770,143	6,166,748
Puerto Rico | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	195,602	285,006
Puerto Rico | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	87,726	146,197
Puerto Rico | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	1,428,824	837,651
Non-accrual loans	414,343	283,708
Accruing loans past-due 90 days or more	1,014,481	439,662
Puerto Rico | Commercial
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio		7,261,130
Puerto Rico | Commercial | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due
Past Due	1,301	4,582
Current	150,979	143,267
Loans held-in-portfolio	152,280	147,849
Puerto Rico | Commercial | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	796	2,941
Puerto Rico | Commercial | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	129
Puerto Rico | Commercial | Commercial multi-family | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	505	1,512
Non-accrual loans	505	1,473
Accruing loans past-due 90 days or more	0	0
Puerto Rico | Commercial | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due
Past Due	82,829	59,347
Current	1,924,504	2,048,871
Loans held-in-portfolio	2,007,333	2,108,218
Puerto Rico | Commercial | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	2,189	10,439
Puerto Rico | Commercial | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	3,503	5,244
Puerto Rico | Commercial | CRE non-owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	77,137	43,664
Non-accrual loans	77,137	39,968
Accruing loans past-due 90 days or more	0	0
Puerto Rico | Commercial | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due
Past Due	101,489	94,219
Current	1,497,406	1,492,110
Loans held-in-portfolio	1,598,895	1,586,329
Puerto Rico | Commercial | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	8,270	5,704
Puerto Rico | Commercial | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,218	3,978
Puerto Rico | Commercial | CRE owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	92,001	84,537
Non-accrual loans	92,001	69,276
Accruing loans past-due 90 days or more	0	0
Puerto Rico | Commercial | Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due
Past Due	46,010	47,582
Current	4,183,098	3,371,152
Loans held-in-portfolio	4,229,108	3,418,734
Puerto Rico | Commercial | Commercial and Industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	10,223	8,780
Puerto Rico | Commercial | Commercial and Industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	775	1,646
Puerto Rico | Commercial | Commercial and Industrial | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	35,012	37,156
Non-accrual loans	34,449	36,538
Accruing loans past-due 90 days or more	563	544
Puerto Rico | Leasing
Financing Receivable, Recorded Investment, Past Due
Past Due	14,009	18,724
Current	1,183,652	1,040,783
Loans held-in-portfolio	1,197,661	1,059,507
Puerto Rico | Leasing | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	9,141	12,014
Puerto Rico | Leasing | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,427	3,053
Puerto Rico | Leasing | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	3,441	3,657
Non-accrual loans	3,441	3,657
Accruing loans past-due 90 days or more	0	0
Puerto Rico | Consumer
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio		5,555,377
Puerto Rico | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due
Past Due	23,967	38,747
Current	895,968	1,085,053
Loans held-in-portfolio	919,935	1,123,800
Puerto Rico | Consumer | Credit cards | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	6,550	11,358
Puerto Rico | Consumer | Credit cards | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	4,619	7,928
Puerto Rico | Consumer | Credit cards | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	12,798	19,461
Non-accrual loans	0	0
Accruing loans past-due 90 days or more	12,798	19,461
Puerto Rico | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due
Past Due	232	85
Current	3,947	4,953
Loans held-in-portfolio	4,179	5,038
Puerto Rico | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	184	0
Puerto Rico | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	85
Puerto Rico | Consumer | Home equity lines of credit | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	48	0
Non-accrual loans	0	0
Accruing loans past-due 90 days or more	48	0
Puerto Rico | Consumer | Personal loans
Financing Receivable, Recorded Investment, Past Due
Past Due	45,739	43,129
Current	1,232,008	1,325,021
Loans held-in-portfolio	1,277,747	1,368,150
Puerto Rico | Consumer | Personal loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	11,255	13,481
Puerto Rico | Consumer | Personal loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	8,097	9,352
Puerto Rico | Consumer | Personal loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	26,387	20,296
Non-accrual loans	26,387	19,529
Accruing loans past-due 90 days or more	0	61
Puerto Rico | Consumer | Auto Loan
Financing Receivable, Recorded Investment, Past Due
Past Due	81,618	135,499
Current	3,050,610	2,782,023
Loans held-in-portfolio	3,132,228	2,917,522
Puerto Rico | Consumer | Auto Loan | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	53,186	81,169
Puerto Rico | Consumer | Auto Loan | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	12,696	23,182
Puerto Rico | Consumer | Auto Loan | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	15,736	31,148
Non-accrual loans	15,736	31,148
Accruing loans past-due 90 days or more	0	0
Puerto Rico | Consumer | Other
Financing Receivable, Recorded Investment, Past Due
Past Due	15,839	15,965
Current	110,826	124,902
Loans held-in-portfolio	126,665	140,867
Puerto Rico | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	304	358
Puerto Rico | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	483	1,418
Puerto Rico | Consumer | Other | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	15,052	14,189
Non-accrual loans	14,881	13,784
Accruing loans past-due 90 days or more	171	405
Popular U.S.
Financing Receivable, Recorded Investment, Past Due
Past Due	122,871	75,195
Current	7,689,045	7,151,446
Loans held-in-portfolio	7,811,916	7,226,641
Popular U.S. | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	63,961	21,476
Popular U.S. | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	21,510	6,009
Popular U.S. | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	37,400	47,710
Non-accrual loans	37,397	28,641
Accruing loans past-due 90 days or more	3	0
Popular U.S. | Construction
Financing Receivable, Recorded Investment, Past Due
Past Due	28,872	26
Current	732,787	693,596
Loans held-in-portfolio	761,659	693,622
Popular U.S. | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	21,312	0
Popular U.S. | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
Popular U.S. | Construction | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	7,560	26
Non-accrual loans	7,560	26
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Mortgages
Financing Receivable, Recorded Investment, Past Due
Past Due	63,750	30,589
Current	1,056,787	986,195
Loans held-in-portfolio	1,120,537	1,016,784
Popular U.S. | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	33,422	15,474
Popular U.S. | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	15,464	4,024
Popular U.S. | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	14,864	11,091
Non-accrual loans	14,864	11,091
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Legacy
Financing Receivable, Recorded Investment, Past Due
Past Due	1,523	2,056
Current	13,950	20,049
Loans held-in-portfolio	15,473	22,105
Popular U.S. | Legacy | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	5	49
Popular U.S. | Legacy | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	7	8
Popular U.S. | Legacy | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	1,511	1,999
Non-accrual loans	1,511	1,999
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Commercial
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio		5,051,621
Popular U.S. | Commercial | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due
Past Due	7,167	2,106
Current	1,736,544	1,645,204
Loans held-in-portfolio	1,743,711	1,647,310
Popular U.S. | Commercial | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	5,273	9
Popular U.S. | Commercial | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
Popular U.S. | Commercial | Commercial multi-family | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	1,894	2,097
Non-accrual loans	1,894	2,097
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Commercial | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due
Past Due	5,233	1,328
Current	1,988,577	1,868,968
Loans held-in-portfolio	1,993,810	1,870,296
Popular U.S. | Commercial | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	924	1,047
Popular U.S. | Commercial | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	3,640	0
Popular U.S. | Commercial | CRE non-owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	669	281
Non-accrual loans	669	281
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Commercial | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due
Past Due	1,175	2,001
Current	343,205	337,134
Loans held-in-portfolio	344,380	339,135
Popular U.S. | Commercial | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	191	1,750
Popular U.S. | Commercial | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	650	0
Popular U.S. | Commercial | CRE owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	334	251
Non-accrual loans	334	251
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Commercial | Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due
Past Due	2,757	20,527
Current	1,534,006	1,174,353
Loans held-in-portfolio	1,536,763	1,194,880
Popular U.S. | Commercial | Commercial and Industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,112	454
Popular U.S. | Commercial | Commercial and Industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	65	128
Popular U.S. | Commercial | Commercial and Industrial | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	1,580	19,945
Non-accrual loans	1,580	876
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Consumer
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio		442,509
Popular U.S. | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due
Past Due	3	0
Current	28	36
Loans held-in-portfolio	31	36
Popular U.S. | Consumer | Credit cards | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
Popular U.S. | Consumer | Credit cards | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
Popular U.S. | Consumer | Credit cards | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	3	0
Non-accrual loans	0	0
Accruing loans past-due 90 days or more	3	0
Popular U.S. | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due
Past Due	8,069	10,625
Current	86,502	106,718
Loans held-in-portfolio	94,571	117,343
Popular U.S. | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	236	404
Popular U.S. | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	342	267
Popular U.S. | Consumer | Home equity lines of credit | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	7,491	9,954
Non-accrual loans	7,491	9,954
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Consumer | Personal loans
Financing Receivable, Recorded Investment, Past Due
Past Due	4,302	5,934
Current	194,936	318,506
Loans held-in-portfolio	199,238	324,440
Popular U.S. | Consumer | Personal loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,486	2,286
Popular U.S. | Consumer | Personal loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,342	1,582
Popular U.S. | Consumer | Personal loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	1,474	2,066
Non-accrual loans	1,474	2,066
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Consumer | Other
Financing Receivable, Recorded Investment, Past Due
Past Due	20	3
Current	1,723	687
Loans held-in-portfolio	1,743	690
Popular U.S. | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	3
Popular U.S. | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
Popular U.S. | Consumer | Other | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	20	0
Non-accrual loans	20	0
Accruing loans past-due 90 days or more	$ 0	$ 0